Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Fair Value Disclosures [Abstract]
Summary of Classifications of the Company's Derivative Assets and Liabilities

The following table presents the amounts and classifications of the Company’s derivative assets and liabilities as of September 30, 2018 and December 31, 2017, as well as the potential effect of netting arrangements on contracts with the same counterparty (in thousands):

	September 30, 2018
	Level 1	Level 2	Level 3	Gross Fair Value	Netting	Carrying Value
Assets
Current commodity derivatives	$—	$4,282	$—	$4,282	$(4,079)	$203
Noncurrent commodity derivatives	—	908	—	908	(908)	—

Total assets	$—	$5,190	$—	$5,190	$(4,987)	$203

Liabilities
Current commodity derivatives	$—	$(68,340)	$—	$(68,340)	$4,079	$(64,261)
Noncurrent commodity derivatives	—	(19,809)	—	(19,809)	908	(18,901)

Total liabilities	$—	$(88,149)	$—	$(88,149)	$4,987	$(83,162)

	December 31, 2017
	Level 1	Level 2	Level 3	Gross Fair Value	Netting	Carrying Value
Assets
Current commodity derivatives	$—	$2,856	$—	$2,856	$(2,704)	$152
Noncurrent commodity derivatives	—	2,182	—	2,182	(1,186)	996

Total assets	$—	$5,038	$—	$5,038	$(3,890)	$1,148

Liabilities
Current commodity derivatives	$—	$(11,983)	$—	$(11,983)	$2,704	$(9,279)
Noncurrent commodity derivatives	—	(2,557)	—	(2,557)	1,186	(1,371)

Total liabilities	$—	$(14,540)	$—	$(14,540)	$3,890	$(10,650)

The following table presents the amounts and classifications of the Company’s derivative assets and liabilities as of December 31, 2017, as well as the potential effect of netting arrangements on contracts with the same counterparty (in thousands):

	December 31, 2017
	Level 1	Level 2	Level 3	Gross Fair Value	Netting	Carrying Value
Assets
Current commodity derivatives	$—	$2,856	$—	$2,856	$(2,704)	$152
Long-term commodity derivatives	—	2,182	—	2,182	(1,186)	996

Total assets	$—	$5,038	$—	$5,038	$(3,890)	$1,148

Liabilities
Current commodity derivatives	$—	$(11,983)	$—	$(11,983)	$2,704	$(9,279)
Long-term commodity derivatives	—	(2,557)	—	(2,557)	1,186	(1,371)

Total liabilities	$—	$(14,540)	$—	$(14,540)	$3,890	$(10,650)